Business Description and Basis of Presentation (Detail)	0 Months Ended	12 Months Ended
	Apr. 23, 2013	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Reverse stock split ratio	0.1	0.1